American Funds 2025 Target Date Retirement Fund(R) (Prospectus Summary) | American Funds 2025 Target Date Retirement Fund(R)
American Funds 2025 Target Date Retirement Fund®
Investment objectives
Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 77 of the prospectus and on page 71 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds 2025 Target Date Retirement Fund(R) (USD $)	Class A		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds 2025 Target Date Retirement Fund(R)		Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.23%	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses		0.14%	0.15%	0.32%	0.20%	0.12%	0.07%	0.03%
Acquired (underlying) fund fees and expenses		0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Total annual fund operating expenses		0.86%	1.64%	1.56%	1.19%	0.86%	0.56%	0.52%
Fee waiver	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.76%	1.54%	1.46%	1.09%	0.76%	0.46%	0.42%
[1]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2013. The waiver may only be modified or terminated with the approval of the fund's board.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds 2025 Target Date Retirement Fund(R) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	648	824	1,015	1,566
Class R-1	157	508	882	1,935
Class R-2	149	483	840	1,848
Class R-3	111	368	645	1,434
Class R-4	78	264	467	1,052
Class R-5	47	169	303	692
Class R-6	43	157	281	643

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal investment strategies
The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying
American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds.
The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S.
stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks.
Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

                                         Current investment approach

Growth funds                       35%     20%     15%     5%     0%     0%      0%      0%     0%      0%
Growth-and-income funds            35%     35%     30%    25%    25%    20%     15%     10%     5%      0%
Equity-income and balanced funds   20%     20%     20%    25%    30%    30%     35%     35%    35%     40%
Bond funds                         10%     25%     35%    45%    45%    50%     50%     55%    60%     60%

Years to retirement                15      10       5    Retire   5     10      15      20     25      30

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk - Investments in the fund are subject to risks related to the investment adviser's allocation choices. The selection of the underlying funds and the allocation of the fund's assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
For investors who are close to or in retirement, the fund's equity exposure may result in investment volatility that could reduce an investor's available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure - The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund's investments consist of underlying funds, the fund's risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions - The prices of, and the income generated by, the bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks - Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund's assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by
Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund's investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as "junk bonds." The value of the underlying funds may be similarly affected.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the
U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management - The investment adviser to the fund and to the underlying funds actively manages each underlying fund's investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI All Country World ex USA Index represents a portion of the equity securities in which certain underlying funds may invest. The Barclays
U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. Past investment results are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this time period were:

Highest   16.02% (quarter ended June 30, 2009)
Lowest   -18.88% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2012, was
12.83%.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns American Funds 2025 Target Date Retirement Fund(R)	Label	1 Year	Since Inception	Inception Date
Class A	Share class A	(6.99%)	(0.85%)	Feb. 01, 2007
Class R-1	Share class R-1	(2.04%)	(0.40%)	Feb. 01, 2007
Class R-2	Share class R-2	(1.99%)	(0.40%)	Feb. 01, 2007
Class R-3	Share class R-3	(1.61%)	0.02%	Feb. 01, 2007
Class R-4	Share class R-4	(1.30%)	0.34%	Feb. 01, 2007
Class R-5	Share class R-5	(1.01%)	0.63%	Feb. 01, 2007
Class R-6	Share class R-6	(0.97%)	13.26%	Jul. 13, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09%	(0.67%)	Feb. 01, 2007
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(13.71%)	(3.30%)	Feb. 01, 2007
Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.84%	6.63%	Feb. 01, 2007